Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Of Financial Instruments [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis

	Total Index Series		Agricultural Sector Series		Total RICI® Linked - PAM Advisors Fund, LLC
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012
Description	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1

Equity in broker trading
account
Futures contracts	$(2,740,705)	$(660,454)	$(161,948)	$(447,627)	$(2,902,653)	$(1,108,081)
Cash and cash equivalents
Money market funds	8,236,611	11,779,729	28,311	309,127	8,264,922	12,088,856
Investments
Government-sponsored
enterprise securities	184,959,750	219,959,160	4,999,085	9,698,930	189,958,835	229,658,090
Mutual funds	8,000,033	10,000,554	50,001	200,000	8,050,034	10,200,554
	$198,455,689	$241,078,989	$4,915,449	$9,760,430	$203,371,138	$250,839,419